UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY  11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

1/31

Date of reporting period:7/31/08

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2008

1-877-THE-GACF

(1-877-843-4223)

Investor Class NASDAQ Ticker: GACFX

Class A NASDAQ Ticker: GAMEX

www.gamingandcasinofund.com

Distributed by Ladenburg Thalmann Co., Inc.

Member FINRA

The Gaming and Casino Fund

PORTFOLIO REVIEW

July 31, 2008 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2008, compared to its benchmarks:

	Six Months	One Year	March 31, 2006** – July 31, 2008	July 31, 2007** – July 31, 2008
Gaming and Casino Fund – Investor Class	(40.42)%	(41.96)%	(19.48)%	N/A
Gaming and Casino Fund – Class A	(40.47)%	(41.67)%	N/A	(41.67)%
Russell Midcap Growth Total Return Index	(2.61)%	(7.92)%	1.16%	(7.92)%
S&P 500 Total Return Index	(7.08)%	(11.09)%	1.02%	(11.09)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-843-4223.

** Investor Class inception date is March 31, 2006.   Class A inception date is July 31, 2007.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Gaming Services and Manufacturers	29.0%
Casino Hotels	24.9%
Web Portals / ISP	9.5%
Gambling (Non-Hotel) and Racetracks	8.8%
Entertainment Software	8.4%
Internet	6.1%
Retail Computer Equipment	5.9%
Computers	3.3%
Cruise Lines	2.0%
Commercial Services – Finance	0.5%
Other, Cash & Cash Equivalents	1.6%
100.00%

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS
July 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 98.4%
		CASINO HOTELS - 24.9%
	1,500	Ameristar Casinos, Inc	$ 19,755
	1,700	Boyd Gaming Corp.	16,966
	1,400	Las Vegas Sands Corp. *	63,728
	18,000	Melco PBL Entertainment Macau Ltd. *	111,240
	5,000	MGM Mirage *	145,100
	1,400	Wynn Resorts, Ltd.	136,472
			493,261

		COMPUTERS - 3.3%
	7,000	PacificNet, Inc. *	4,900
	6,500	Transact Technologies, Inc. *	59,995
			64,895

		COMMERCIAL SERVICES - FINANCE - 0.5%
	21,000	Cash Systems, Inc. *	10,290

		CRUISE LINES - 2.0%
	1,600	Royal Caribbean Cruises, Ltd.	40,768

		ENTERTAINMENT SOFTWARE - 8.4%
	3,300	Activision, Inc. *	118,734
	1,100	Electronic Arts, Inc. *	47,498
			166,232

		GAMBLING AND RACETRACKS - 8.8%
	9,000	Empire Resorts, Inc. *	27,450
	4,300	Penn National Gaming, Inc. *	122,679
	2,100	Pinnacle Entertainment, Inc. *	23,730
			173,859

	See accompanying notes to financial statements.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008 (Unaudited)
	Shares		Value
		GAMING SERVICES AND MANUFACTURERS - 29.0%
	3,900	Bally Technologies, Inc. *	$ 123,981
	23,000	Elixir Gaming Technologies, Inc. *	26,910
	7,500	GameTech International, Inc. *	31,575
	5,000	Gaming Partners International Corp. *	17,150
	3,800	International Game Technology	82,498
	27,500	Progressive Gaming International Corp. *	33,000
	3,600	Scientific Games Corp. *	109,224
	12,500	Shuffle Master, Inc. *	60,375
	3,200	WMS Industries, Inc. *	90,176
			574,889

		INTERNET - 6.1%
	2,200	CryptoLogic Ltd.	22,220
	3,700	Perfect World, Co., Ltd. *	97,902
			120,122

		RETAIL - COMPUTER EQUIPMENT - 5.9%
	2,900	GameStop Corp. *	117,479

		WEB PORTALS / ISP - 9.5%
	6,500	GigaMedia, Ltd. *	81,640
	1,400	Sohu.com, Inc. *	105,672
			187,312

		TOTAL COMMON STOCKS (Cost $2,223,246)	1,949,107

	See accompanying notes to financial statements.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2008 (Unaudited)
	Contracts		Value
		PURCHASED OPTIONS - 0.4%
	40	International Game Technologies Jan 09 40 Call	$ 400
	100	International Game Technologies Jan 09 50 Call	500
	25	Shuffle Master, Inc. Jan 09 5 Call	2,563
	50	Shuffle Master, Inc. Jan 09 7.5 Call	1,625
	40	Penn National Gaming, Inc. Oct 08 40 Call	2,000
	30	Penn National Gaming, Inc. Oct 08 45 Call	600

		TOTAL PURCHASED OPTIONS (Cost $77,453)	7,688

		TOTAL INVESTMENTS - 98.8% (Cost $2,300,699) (a)	$ 1,956,795
		OTHER ASSETS AND LIABILITIES - 1.2%	24,282
		NET ASSETS - 100.0%	$ 1,981,077

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 240,694
		Unrealized Depreciation:	(584,598)
		Net Unrealized Depreciation:	$ (343,904)

*	Non-Income producing security.
ADR - American Depositary Receipt

	See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2008 (Unaudited)

ASSETS
Investment securities:
At cost	$ 2,300,699
At value	$ 1,956,795
Receivable for securities sold	153,080
Receivable due from Advisor	16,859
Dividends and interest receivable	261
Prepaid expenses and other assets	20,413
TOTAL ASSETS	2,147,408

LIABILITIES
Fund shares repurchased	2,726
Due to custodian	142,743
Accrued expenses and other liabilities	20,862
TOTAL LIABILITIES	166,331
NET ASSETS	$ 1,981,077

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 3,653,297
Accumulated net investment loss	(19,445)
Accumulated net realized loss from security transactions	(1,308,871)
Net unrealized depreciation of investments	(343,904)
NET ASSETS	$ 1,981,077

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
July 31, 2008 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 337,653
Shares of beneficial interest outstanding	55,695
Net asset value (Net assets ÷ Shares outstanding) and redemption price per share (a)	$ 6.06
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$ 6.43

Investor Class Shares:
Net Assets	$ 1,643,424
Shares of beneficial interest outstanding	272,481
Net asset value (Net assets ÷ Shares outstanding), offering price and
redemption price per share (a)	$ 6.03

(a) Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.
(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $106)	$ 2,166
Interest	1,378
TOTAL INVESTMENT INCOME	3,544

EXPENSES
Administrative services fees	20,000
Professional fees	14,862
Accounting services fees	14,572
Registration fees	14,104
Transfer agent fees	13,980
Investment advisory fees	12,204
Printing and postage expenses	5,534
Compliance officer fees	3,557
Distribution (12b-1) fees	3,390
Trustees fees and expenses	3,208
Custodian fees	3,166
Other expenses	1,598
TOTAL EXPENSES	110,175

Fees waived/reimbursed by the Advisor	(42,436)
Service fees waived	(44,750)

NET EXPENSES	22,989
NET INVESTMENT LOSS	(19,445)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(917,884)
Net change in unrealized appreciation (depreciation) of investments	(556,978)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,474,862)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,494,307)

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the Year
	Ended	Ended
	July 31, 2008	January 31,
	(Unaudited)	2008
FROM OPERATIONS
Net investment loss	$ (19,445)	$ (36,150)
Net realized loss from security transactions	(917,884)	(354,625)
Net change in unrealized appreciation (depreciation) of investments	(556,978)	(29,845)
Net decrease in net assets resulting from operations	(1,494,307)	(420,620)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-	(485)
From net investment income	-	-
From distributions to shareholders	-	(485)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	26,683	740,450
Investor Class	1,043,057	2,180,727
Net asset value of shares issued in reinvestment distributions
Class A	-	23
Investor Class	405	405
Redemption fee proceeds:
Class A	217	126
Investor Class	966	3,328
Payments for shares redeemed:
Class A	(80,896)	(41,305)
Investor Class	(883,567)	(2,122,792)
Net increase in net assets from shares of beneficial interest	106,865	760,962

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,387,442)	339,857

NET ASSETS		-
Beginning of Period	3,368,519	3,028,662
End of Period*	$ 1,981,077	$ 3,368,519
*Includes accumulated net investment loss of:	$ (19,445)	$ -

See accompanying notes to financial statements.

The Gaming and Casino Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months	For the Year
	Ended	Ended
	July 31, 2008	January 31,
	(Unaudited)	2008
SHARE ACTIVITY
Class A:
Shares Sold	3,316	66,334
Shares Reinvested	-	2
Shares Redeemed	(9,975)	(3,982)
Net increase (decrease) in shares of beneficial interest outstanding	(6,659)	62,354

Investor Class:
Shares Sold	129,240	196,447
Shares Reinvested	34	34
Shares Redeemed	(126,831)	(190,706)
Net increase in shares of beneficial interest outstanding	2,443	5,775

See accompanying notes to financial statements.

The Gaming and Casino Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year

	Investor Class						Class A
	Six Months						Six Months
	Ended		Year		Period		Ended		Year
	July 31,		Ended		Ended		July 31,		Ended
	2008 (1)		January 31,		January 31,		2008 (2)		January 31,
	(Unaudited)		2008 (1)		2007 (1)		(Unaudited)		2008 (2)
Net asset value, beginning of period	$ 10.12		$ 11.46		$ 10.00		$ 10.18		$ 10.39

Activity from investment operations:
Net investment loss (3)	(0.05)		(0.12)		(0.02)		(0.06)		(0.06)
Net realized and unrealized (3)
gain (loss) on investments	(4.04)		(1.23)		1.48		(4.06)		(0.15)
Total from investment operations	(4.09)		(1.35)		1.46		(4.12)		(0.21)

Less distributions from:
Net investment income	-		-		-		-		-
Net realized gains	-		(0.00)	(6)	-		-		(0.00)	(6)
Total distributions	-		(0.00)	(6)	-		-		(0.00)	(6)

Paid-in-Capital From Redemption Fees	0.00	(6)	0.01		0.00	(6)	0.00	(6)	0.00	(6)

Net asset value, end of period	$ 6.03		$ 10.12		$ 11.46		$ 6.06		$ 10.18

Total return (4)	(40.42)%	(8)	(11.68)%		14.60%	(8)	(40.47)%	(8)	(2.01)%	(8)

Net assets, at end of period (000s)	$ 1,643		$ 2,734		$ 3,029		$ 338		$ 635

Ratio of gross expenses to average
net assets (5)	8.16%	(7)	6.48%		12.28%	(7)	8.09%	(7)	6.66%	(7)
Ratio of net expenses to average
net assets	1.70%	(7)	1.70%		1.70%	(7)	1.70%	(7)	1.70%	(7)
Ratio of net investment loss
to average net assets	(1.43)%	(7)	(1.10)%		(0.49)%	(7)	(1.45)%	(7)	(1.03)%	(7)

Portfolio Turnover Rate	82%	(8)	143%		83%	(8)	82%	(8)	143%	(8)

(1)	The Gaming and Casino Fund's Investor Class commenced operations on March 31, 2006.
(2)	The Gaming and Casino Fund's Class A commenced operations on July 31, 2007.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Amount represents less than $0.01 per share.
(7) Annualized.
(8) Not annualized.

See accompanying notes to financial statements.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2008 (Unaudited)

1.

ORGANIZATION

The Ladenburg Thalmann Gaming and Casino Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2006, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks long-term growth of capital.

The Fund currently offers Advisor Class A and Investor Class shares.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Investor Class shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.    If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are summaries of the inputs used as of July 31, 2008 in valuing the Funds’ assets carried at fair value:

                                          * Other financial instruments include futures, forwards and swap contracts.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.   On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective July 31, 2007, the Fund adopted FIN 48.   Management reviewed the tax positions in open tax years 2005 through 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $1,972,091 and $2,051,630 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Ladenburg Thalmann Asset Management Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Ahrens Advisors LP (“Ahrens”) as the sub-advisor to the Fund.   The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays Ahrens a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with nay merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.70% per annum of the Fund’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.

For the period ended July 31, 2008, the Advisor waived expenses in the amount of $12,204 and reimbursed expenses in the amount of $30,232.   As of January 31, 2008, the Advisor has $69,105 and $126,912 of expenses that may be recovered no later than January 31, 2011 and January 31, 2010, respectively.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

The Board has adopted and shareholders have approved a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).   The Plan provides that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to Investor Class shares and Class A shares of the Fund, for distribution and shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Class A shares and is an affiliate of the Advisor.   For the period ended July 31, 2008, the Distributor received $1,624 in underwriting commissions for sales of Class A shares, of which $75 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee*. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees* for performing certain custody administration services.   GFS’s share of such fees collected for the period ended July 31, 2008 was $1,151.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

* These fees may be subject to certain discounts or waivers.  During the period ended July 31, 2008, GFS waived Administration, Fund Accounting and Transfer Agency Fees totaling $44,750.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2008, the Fund incurred expenses of $3,557 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2008, GemCom collected amounts totaling $2,623 for EDGAR and printing services performed.   Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2008, the Fund assessed $1,182 in redemption fees.

The Gaming and Casino Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2008 (Unaudited)

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of January 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences resulted in reclassification for the year ended January 31, 2008 as follows: a decrease in accumulated net realized loss of $176, a decrease in paid in capital of $36,326 and a decrease in accumulated net investment loss of $36,150.

Capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.    The Fund incurred and elected to defer $202,045 of such capital losses.

The Fund had a capital loss carry forward of $90,153 as of January 31, 2008 which will expire on January 31, 2016.

The Gaming and Casino Fund

EXPENSE EXAMPLES

July 31, 2008 (Unaudited)

As a shareholder of the Gaming and Casino Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Gaming and Casino Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 through July 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Gaming and Casino Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08*	Expense Ratio During Period ** 2/1/08 – 7/31/08
Investor Class	$1,000.00	$596.80	$6.75	1.70%
Class A	1,000.00	596.30	6.75	1.70
Hypothetical (5% return before expenses)	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period 2/1/08 – 7/31/08*	Expense Ratio During Period ** 2/1/08 – 7/31/08
Investor Class	$1,000.00	$1,016.41	$8.52	1.70%
Class A	1,000.00	1,016.41	8.52	1.70

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-843-4223 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-843-4223.

INVESTMENT ADVISOR

Ladenburg Thalmann Asset Management

153 East 53rd Street, 49th Floor

New York, NY  10022

SUB-ADVISOR

Ahrens Advisors, L.P.

4144 N. Central Expressway, Suite 600

Dallas, Texas 75204

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/6/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/6/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/6/08